Award Timing Disclosure	12 Months Ended
Feb. 01, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Timing
Our compensation committee has no formal policy regarding the timing of equity-based awards, but in recent years has provided that the grant date for annual equity awards (and the date of the closing stock price used to convert stated award values to a number of RSUs or PRSUs) will be one trading day following the release of earnings data for the preceding fiscal year.
Off-cycle
awards are occasionally made, and their timing is generally dictated by the event precipitating the award (e.g., new hire, promotion, etc.) and by the schedules of the individual or individuals approving the award (which may be the compensation committee or, for non-executive
officers, the Chief Executive Officer pursuant to an annual delegation of authority from the compensation committee). Should material non-public
information exist at the time that equity-based awards are approved, the individual(s) approving the awards would consider the anticipated effect of the material non-public
information on our stock price and could take such effect into account when sizing the awards. We do not time the release of material information to affect the value of executive compensation.

Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false